Commitments and Contingent Liabilities - Additional Information (Detail) ₩ in Billions	1 Months Ended	12 Months Ended
	Jun. 30, 2012 Employee	Dec. 31, 2017 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expense		$ 8,755,000		$ 7,915,000	$ 7,753,000
Number of defendants in Korean subsidiary litigation | Employee	6
Criminal fine received						$ 10,000
Assessed penalty charges		$ 1,400,000	₩ 1.5
Foreign currency exchange rate		1,071	1,071
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period		2031	2031
Maximum [Member] | Selling, General and Administrative Expenses [Member]
Commitments And Contingent Liabilities [Line Items]
Legal expense-net		$ 25,000		$ 25,000	$ 25,000
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period		2018	2018